SSgA U.S. Government Money Market Fund
FUND SUMMARY SSgA U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
SSgA U.S. Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (USD $)	SSgA U.S. Government Money Market Fund Institutional
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA U.S. Government Money Market Fund Institutional
Management Fee		0.25%
Distribution and Shareholder Service (12b-1) Fees		0.08%
Other Expenses		0.06%
Total Annual Fund Operating Expenses	[1]	0.39%
[1]	The fund's investment advisor may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to maintain a minimum net yield for the fund (the "Voluntary Reduction") which may vary from time to time in the investment advisor's sole discretion. The fund has agreed, subject to certain limitations, to reimburse its investment advisor for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 1, 2012, the fund's investment advisor waived fees and/or reimbursed expenses in the amount of $2,024,943 under the voluntary yield waiver. Any future reimbursement of previously waived fees by the fund to its investment advisor may cause the total fund annual operating expenses of the fund to exceed the expense limitation under the contractual expense limitation agreement. The investment advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. Total Annual Fund Operating Expenses may be higher than the fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including voluntary waivers.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA U.S. Government Money Market Fund Institutional	40	125	219	493

PRINCIPAL INVESTMENT STRATEGIES
SSgA U.S. Government Money Market Fund typically invests at least 80% of its net assets (plus borrowings, if any) in instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The fund may make significant investments in certain mortgage-related securities, including obligations of the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, that are neither insured nor guaranteed by the U.S. Treasury. The fund will not invest more than 5% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

The fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments. The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

PRINCIPAL RISKS
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
  Risks Common to Funds Investing Principally in Debt Instruments.
  Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.
  Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.
  Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.
  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.
  Government Securities. Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and the fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Significant Exposure to U.S. Government Agencies and Financial Institutions. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution, including repurchase agreements, may adversely affect the market value of instruments issued by similarly situated financial institutions.
  Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.
  Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.
  Low Short-Term Interest Rates. As short-term interest rates approach 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.
Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund. The bar chart and the table provide some indication of the risks of investing in the fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA U.S. Government Money Market Fund

Highest Quarterly Results (2002-2011)	Lowest Quarterly Results (2002-2011)	Year-to- Date Ended
December 31, 2006: 1.24%	December 31, 2011: 0.00%	September 30, 2012: 0.00%

Average Annual Total Returns For the Periods Ending December 31, 2011:
Average Annual Total Returns	1 Year		5 Years	10 Years
SSgA U.S. Government Money Market Fund Institutional	none	[1]	1.35%	1.75%
[1]	The returns would have been lower without the voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current 7-day yield, please call (800) 997-7327.